Statutory reserves, restricted net assets and parent company only condensed financial information (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Statutory reserves, restricted net assets and parent company only condensed financial information
Restricted net assets	¥ 1,200,367